Note 20 - Non-controlling Interest (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Changes to the non-controlling interest [text block]
Year ended	August 31, 2018	August 31, 2017
Balance at beginning of year	$900,325	$1,368,679
Non-controlling interest’s 45% share of Buckreef’s comprehensive loss	(202,547)	(458,573)
Non-controlling interest’s 25% share of NWBM’s comprehensive income (loss)	2,532	(9,781)
Balance at end of year	$700,310	$900,325

Summary of financial information for Non-controlling interest [text block]	<table style="border-collapse: collapse; min-; min-width: 700px;" cellspacing="0" cellpadding="0"> <tr style="vertical-align: bottom"> <td style="font-size: 10pt; border-bottom: Black 1pt solid; border-top: Black 1pt solid"> </td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1pt solid; border-top: Black 1pt solid"> </td> <td colspan="2" style="font-size: 10pt; font-weight: bold; text-align: right; border-bottom: Black 1pt solid; border-top: Black 1pt solid">August 31, <br />2018</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; border-top: Black 1pt solid"> </td> <td style="font-size: 10pt; border-bottom: Black 1pt solid; border-top: Black 1pt solid"> </td> <td colspan="2" style="font-size: 10pt; text-align: right; border-bottom: Black 1pt solid; border-top: Black 1pt solid"> August 31, 2017 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; border-top: Black 1pt solid"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 70%; font-size: 10pt; text-align: left">Current assets</td> <td style="width: 1%; font-size: 10pt; font-weight: bold"> </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="width: 12%; font-size: 10pt; font-weight: bold; text-align: right"> 673,074 </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="width: 1%; font-size: 10pt"> </td> <td style="width: 1%; font-size: 10pt; text-align: left">$</td> <td style="width: 12%; font-size: 10pt; text-align: right"> 687,195 </td> <td style="width: 1%; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: left">Long term assets</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: right"> 19,773,205 </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> 20,651,428 </td> <td style="font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt; text-align: left">Current liabilities</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: right"> (22,183 </td> <td style="font-size: 10pt; font-weight: bold; text-align: left">)</td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> (17,390 </td> <td style="font-size: 10pt; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: left">Asset retirement obligation</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: right"> (726,143 </td> <td style="font-size: 10pt; font-weight: bold; text-align: left">)</td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> (715,057 </td> <td style="font-size: 10pt; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1.5pt solid">Advances from parent</td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: right"> (22,374,445 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left">)</td> <td style="font-size: 10pt; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: right"> (21,653,034 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1.5pt solid">Net income (loss) for the year</td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: right"> (451,057 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left">)</td> <td style="font-size: 10pt; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left">$</td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: right"> (1,345,872 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left">)</td> </tr> </table> <table style="border-collapse: collapse; min-; min-width: 700px;" cellspacing="0" cellpadding="0"> <tr style="vertical-align: bottom"> <td style="font-size: 10pt; border-bottom: Black 1pt solid; border-top: Black 1pt solid"> </td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1pt solid; border-top: Black 1pt solid"> </td> <td colspan="2" style="font-size: 10pt; font-weight: bold; text-align: right; border-bottom: Black 1pt solid; border-top: Black 1pt solid">August 31, <br />2018</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; border-top: Black 1pt solid"> </td> <td style="font-size: 10pt; border-bottom: Black 1pt solid; border-top: Black 1pt solid"> </td> <td colspan="2" style="font-size: 10pt; text-align: right; border-bottom: Black 1pt solid; border-top: Black 1pt solid"> August 31, 2017 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; border-top: Black 1pt solid"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt; text-align: left">Current assets</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="font-size: 10pt; font-weight: bold; text-align: right"> — </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left">$</td> <td style="font-size: 10pt; text-align: right"> — </td> <td style="font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: left">Long term assets</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: right"> — </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> — </td> <td style="font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 70%; font-size: 10pt; text-align: left">Current liabilities</td> <td style="width: 1%; font-size: 10pt; font-weight: bold"> </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="width: 12%; font-size: 10pt; font-weight: bold; text-align: right"> — </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="width: 1%; font-size: 10pt"> </td> <td style="width: 1%; font-size: 10pt; text-align: left"> </td> <td style="width: 12%; font-size: 10pt; text-align: right"> (7,462 </td> <td style="width: 1%; font-size: 10pt; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1.5pt solid">Advances from parent</td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: right"> (1,502,491 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left">)</td> <td style="font-size: 10pt; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: right"> (1,499,448 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1.5pt solid">Net income (loss) for the year</td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: right"> 10,164 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left">$</td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: right"> (51,668 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left">)</td> </tr> </table>